Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
Telephone 215.564.8000
Fax 215.564.8120
www.stradley.com

March 15, 2024

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:   HC Capital Trust Form N-14

File Nos.: 811-08918 and 33-87762

Ladies and Gentlemen:

In connection with the registration by HC Capital Trust (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”). This Registration Statement is being filed to register Shares of The U.S. Equity Portfolio (“Acquiring Portfolio”) that will be issued to shareholders of The Value Equity Portfolio and The Small Capitalization-Mid Capitalization Equity Portfolio (collectively, the “Target Portfolios”), each a series of the Registrant, in connection with a transfer of substantially all of the assets of the Target Portfolios to the Acquiring Portfolio, pursuant to a Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the Target Portfolios at a meeting of shareholders.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on April 15, 2024. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2. No filing fee is, therefore, due at this time.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8794.

Very truly yours,

/s/ Don E. Felice
Don E. Felice, Esq.